Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000007969
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Without Sales Load [Member] | C000007970
Average Annual Return [Line Items]
Average Annual Return, Percent	6.85%	1.68%	2.83%
Without Sales Load [Member] | C000007969
Average Annual Return [Line Items]
Average Annual Return, Percent	6.77%	1.60%	2.75%
NACC2 Index: Bloomberg NY Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.95%	1.34%	2.37%
NACC2 Index: Bloomberg NY Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg NY Municipal Bond Index
Average Annual Return, Percent	4.95%	1.34%	2.37%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.93%	1.35%	2.45%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.93%	1.35%	2.45%